condensed interim consolidated financial statements (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
condensed interim consolidated financial statements
Mobile handsets, parts and accessories	$ 430		$ 430		$ 369
Costs of goods sold	$ 600	$ 500	$ 1,100	$ 1,100